Derivative Financial Instruments (Gains and Losses for Trading and Risk Management Derivatives (Not Designated as Hedging Instruments)) (Detail) - JPY (¥) ¥ in Billions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	¥ (593)	¥ (378)	¥ (387)
Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(173)	6	51
Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(429)	(347)	(163)
Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	30	80	(260)
Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)			6
Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	15	(40)	(2)
Other [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(36)	(77)	(19)
Foreign Exchange Gains (Losses)—Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(434)	(354)	(160)
Foreign Exchange Gains (Losses)—Net [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
Foreign Exchange Gains (Losses)—Net [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(429)	(347)	(163)
Foreign Exchange Gains (Losses)—Net [Member] | Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
Foreign Exchange Gains (Losses)—Net [Member] | Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
Foreign Exchange Gains (Losses)—Net [Member] | Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
Foreign Exchange Gains (Losses)—Net [Member] | Other [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(5)	(7)	3
Trading Account Profits (Losses)—Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(159)	(24)	(227)
Trading Account Profits (Losses)—Net [Member] | Interest Rate Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	(173)	6	51
Trading Account Profits (Losses)—Net [Member] | Foreign Exchange Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)
Trading Account Profits (Losses)—Net [Member] | Equity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	30	80	(260)
Trading Account Profits (Losses)—Net [Member] | Commodity Contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)			6
Trading Account Profits (Losses)—Net [Member] | Credit Derivatives [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	15	(40)	(2)
Trading Account Profits (Losses)—Net [Member] | Other [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Trading and risk management derivatives gains and losses (Not designated as hedging instruments)	¥ (31)	¥ (70)	¥ (22)